CASH FLOW ANALYSIS (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Statement of cash flows [abstract]
Depreciation, amortization and impairment: non-current assets	kr 5,350	kr 4,508
Impairment of inventories	1,070	5,736	kr 229
Bad debt loss	0	5,066
Total	kr 6,420	kr 15,310	kr 4,804